Significant Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Significant Accounting Policies [Line Items]
Basis of Presentation
Basis of Presentation
Flame was initially formed as a special purpose acquisition company for the purpose of entering into a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses. On February 14, 2024, Flame completed the transactions contemplated by the Merger Agreement and the
Sable-EM
Purchase Agreement, with Flame surviving the transactions and changing its name to Sable Offshore Corp. thereafter. The Company was deemed the accounting acquirer in the Business Combination based on an analysis of the criteria outlined in Accounting Standards Codification 805, Business Combinations, with such transactions being accounted for as a forward merger, and SYU was deemed the Predecessor entity for accounting purposes.
As a result of the Business Combination, the results of operations, financial position and cash flows of the Predecessor and Successor are not directly comparable. Since SYU was deemed to be the Predecessor entity, the historical financial statements of SYU became the historical financial statements of the combined Company, upon the consummation of the Business Combination. As a result, the financial statements included in this report reflect (i) the historical operating results of SYU prior to the Business Combination and (ii) the combined results of the Company, including SYU, following the Closing Date. The accompanying financial statements include a Predecessor period, which includes the period through February 13, 2024 concurrent with the Business Combination, and a Successor period from February 14, 2024 through June 30, 2024. A black line between the Successor and Predecessor periods has been placed in the unaudited condensed consolidated financial statements and in the tables to the notes to the unaudited condensed consolidated financial statements to highlight the lack of comparability between these two periods.
The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) for interim financial information and in accordance with the instructions to Form
10-Q
and Article 8 of Regulation
S-X
of the SEC. Certain information or footnote disclosures normally included in financial statements prepared in accordance with GAAP have been condensed or omitted, pursuant to the rules and regulations of the SEC for interim financial reporting. Accordingly, they do not include all the information and footnotes necessary for a complete presentation of financial position, results of operations, or cash flows. In the opinion of management, the accompanying unaudited condensed consolidated financial statements include all adjustments, consisting of a normal recurring nature, which are necessary for a fair presentation of the financial position, operating results and cash flows for the periods presented. Financial presentation in prior periods has been adjusted to conform with current period presentation.
The Predecessor financial statements reflect the
carve-out
assets, liabilities, revenues, expenses, and cash flows of SYU. SYU has not previously been separately accounted for as a stand-alone legal entity. The accounts are presented on a combined basis because SYU was under common control of EM.
The accompanying Predecessor financial statements also include a portion of indirect costs for general and administrative expenses. In addition to the allocation of indirect costs, the Predecessor financial statements reflect certain agreements executed by EM for the benefit of SYU. The allocations methodologies for significant allocated items include:

•
General and administrative expenses that were not specifically identifiable to SYU were allocated to SYU as a portion of certain other operating costs based on aggregated historical benchmarking data for the period from January 1, 2022 to February 13, 2024. The total amounts allocated to SYU for the period from January 1, 2024 to February 13, 2024 and the three and six months ended June 30, 2023, which are recorded in general and administrative expenses, are $1.7 million, $2.9 million, and $6.1 million, respectively.

•	Long-term debt was not allocated to SYU as it was a legal obligation of EM, which was not directly impacted by the sale of SYU to Sable.
Management believes the allocation methodologies used in the Predecessor financial statements are reasonable and result in an allocation of EM’s indirect costs of operating SYU as a stand-alone entity. These Predecessor financial statements may not be indicative of the future performance of SYU and do not necessarily reflect what the results of operations, financial position and cash flows would have been had SYU been operated as an independent company during the periods presented.

Emerging Growth Company Status
Emerging Growth Company Status
The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act of 1933, as amended, (the “Securities Act”), as modified by the Jumpstart our Business Startups Act of 2012, (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and stockholder approval of any golden parachute payments not previously approved.
Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging
growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Use of Estimates
Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period. Significant assumptions are required in estimating the quantities and values of proved oil, gas and NGL reserves used in calculating depletion and assessing impairment of oil and gas properties. Other significant estimates made by management include, among others, allocation assumptions and the carrying amount of asset retirement obligations, which are based on the timing and cost of future abandonments, and inputs utilized to fair value warrant liabilities.

While management believes these estimates are reasonable, changes in facts and assumptions or the discovery of new information may result in revised estimates. Actual results could differ from these estimates, and it is at least reasonably possible these estimates could be revised in the near term, and these revisions could be material.

Fair Value Measurements
Fair Value Measurements
Fair value is defined as the price that would be received for sale of an asset or paid for transfer of a liability, in an orderly transaction between market participants at the measurement date. GAAP establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets
for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). These tiers include:

•	Level 1, defined as observable inputs such as quoted prices (unadjusted) for identical instruments in active markets;

•
Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable such as quoted prices for similar instruments in active markets or quoted prices for identical or similar instruments in markets that are not active; and

•
Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions, such as valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

Refer to
Note 11 — Fair Value Measurements
for fair value disclosures.

Cash and Cash Equivalents / Restricted Cash
Cash and Cash Equivalents
The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents.
Restricted Cash
The Company considers cash or cash equivalents that are legally restricted from use or withdrawal as restricted cash. In March of 2024 the Company entered into the Settlement Agreement (as defined below) in regards to the Grey Fox Matter (as defined below) (refer to
Note 8 — Commitments and Contingencies
for additional details regarding the Grey Fox Matter). Pursuant to the Settlement Agreement, the Company was required to deliver a letter of credit (the “Letter of Credit”) in the amount of $35.0 million to the plaintiffs’ counsel in the Grey Fox Matter. The Letter of Credit was issued by JPMorgan Chase Bank, N.A. (“JPMorgan”) and required the Company to enter into a cash collateral agreement (the “Collateral Agreement”) with JPMorgan on May 7, 2024. Pursuant to the Collateral Agreement, the Company deposited $35.0 million into a collateral account (the “Collateral Account”), which is pledged as collateral to JPMorgan as the issuer of the Letter of Credit. Pursuant to the terms of the Settlement Agreement, the plaintiffs’ counsel in the Grey Fox Matter may draw upon the Letter of Credit at a future date upon satisfaction of certain conditions, and the funds held in the Collateral Account are legally restricted to reimburse JPMorgan for such draws, in addition to any related fees and expenses. Additionally, pursuant to the Settlement Agreement, the Company will pay interest on the $35.0 million to the Grey Fox plaintiffs at the rate earned on the Collateral Account (the “Interest Payable”); provided however that the Company is entitled to reduce the Interest Payable by the ordinary and customary expenses charged to the Company from JPMorgan as the issuer of the Letter of Credit, capped at $0.4 million. Subject to the court’s final approval of the Settlement Agreement, the $35.0 million deposit in the Collateral Account and Interest Payable are payable upon the final payment date, which must occur no later than June 30, 2025 (the “Final Payment Date”).
Prior to the Final Payment Date, the Interest Payable is not legally restricted and is available for the Company’s use. However, the Company has adopted an accounting policy to consider interest that is both (i) earned on cash that is legally restricted in relation to a legal settlement and (ii) payable as a part of such settlement, such as the Interest Payable, restricted for presentation purposes. Accordingly, the $35.0 million deposit in the Collateral
Account
and the related Interest Payable are presented within the restricted cash balance presented on the Company’s unaudited condensed consolidated balance sheet as of June 30, 2024.

Concentration of Credit Risk
Concentration of Credit Risk
Financial instruments that potentially subject the Company to concentrations of credit risk consist of cash and restricted cash deposits with a financial institution, which, at times, may exceed the Federal Depository Insurance Coverage of $0.3 million. At June 30, 2024 (Successor) and December 31, 2023 (Predecessor), the Company did not experience losses on this account.

Related Parties
Related Parties
Transactions between related parties are considered to be related party transactions even though they may not be given accounting recognition. Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 850,
Related Party Disclosures
(“ASC Topic 850”), requires transactions with related parties that would make a difference in decision making to be disclosed so that users of the condensed consolidated financial statements can evaluate their significance. Refer to
Note 5—Related Party Transactions
for further discussion.
During the period from January 1, 2024 through February 13, 2024 (Predecessor) and the three and six months ended June 30, 2023 (Predecessor), there were no related party transactions, except for the management and administrative services. SYU previously received management and administrative services from EM, a portion of which was attributable to SYU. Additionally, cash that was received on behalf of SYU by EM created a receivable for SYU, while expenditures made by EM on behalf of SYU created a payable for SYU. The net receivable or payable from all cash activity attributable to SYU is reflected as Due to related party, net on the accompanying unaudited condensed consolidated balance sheet.

Property, Plant and Equipment
Property, Plant and Equipment
Cost Basis.
The Company’s oil and gas producing activities are accounted for under the successful efforts method of accounting. Under this method, costs are accumulated on a field-by-field
basis. Costs incurred to purchase, lease, or otherwise acquire a property (whether unproved or proved) are capitalized when incurred. Exploratory well costs are carried as an asset when the well has found a sufficient quantity of reserves to justify its completion as a producing well and where sufficient progress assessing the reserves and the economic and operating viability of the project is being made. Exploratory well costs not meeting these criteria are charged to expense. Other exploratory expenditures, including geophysical costs and annual lease rentals, are expensed as incurred. Development costs, including costs of productive wells and development dry holes, are capitalized.
Other Property and Equipment
.
Other property and equipment primarily consist of onshore midstream facilities. Due to the nature of the other property and equipment, it is presented within oil and gas properties in the unaudited condensed consolidated financial statements.

Depreciation, Depletion, and Amortization
Depreciation, Depletion and Amortization.
Depreciation, depletion and amortization are primarily determined under the unit-of-production
method, which is based on estimated asset service life taking obsolescence into consideration.
Acquisition costs of proved properties are to be amortized using a unit-of-production
method, computed on the basis of total proved oil and natural gas reserve volumes. Capitalized exploratory drilling and development costs associated with productive depletable extractive properties are amortized using the unit-of-production
rates based on the amount of proved developed reserves of oil and gas that are estimated to be recoverable from existing facilities using current operating methods. Under the
unit-of-production
method, oil and natural gas volumes are considered produced once they have been measured through meters at custody transfer or sales transaction points at the outlet valve on the lease or field storage tank.
Due to the nature of our investments in midstream equipment, the cost of such assets are also to be amortized using the unit-of-production
rates based on the amount of proved developed reserves of oil and gas that are estimated to be recoverable from existing facilities using current operating methods. Maintenance and repairs, including planned major maintenance, are expensed as incurred. Major renewals and improvements are capitalized and the assets replaced are retired.
SYU has been shut in since 2015 due to a pipeline incident but has been maintained to preserve it in an operation-ready state and thus no depreciation, depletion or amortization has been recorded by the Company since its acquisition of the SYU Assets. Depreciation, depletion, amortization, and accretion expense for oil and gas properties for the three months ended June 30, 2024 (Successor) and the period February 14, 2024 through June 30, 2024 (Successor) consisted solely of accretion expense in the amount of $2.7 million and $4.1 million, respectively.
Depreciation, depletion, amortization, and accretion expense for oil and gas properties and related equipment was $2.6 million, $5.3 million and $10.5 million for the period from January 1, 2024 through February 13, 2024 (Predecessor), and the three and six months ended June 30, 2023 (Predecessor), respectively.
The Company had net capitalized costs related to oil and gas properties and related equipment of $1.1 billion as of June 30, 2024 (Successor) and $689.0 million as of December 31, 2023 (Predecessor), respectively.

Impairment Assessment
Impairment Assessment.
Oil and gas properties are tested for recoverability on an ongoing basis whenever events or changes in circumstances indicate that the carrying amounts may not be recoverable. Among the events or changes in circumstances which could indicate that the carrying value of an asset or asset group may not be recoverable are the following:

a.	a significant decrease in the market price of a long-lived asset;

b.	a significant adverse change in the extent or manner in which an asset is being used or in its physical condition including a significant decrease in current and projected reserve volumes;

c.	a significant adverse change in legal factors or in the business climate that could affect the value, including an adverse action or assessment by a regulator;

d.	an accumulation of project costs significantly in excess of the amount originally expected;

e.	a current-period operating loss combined with a history and forecast of operating or cash flow losses; and
Oil and gas properties undergo a process to monitor for indicators of potential impairment throughout the year. This process is aligned with the requirements of ASC 360 and ASC 932. Asset valuation analysis, profitability reviews and other periodic control processes assist in assessing whether events or changes in circumstances indicate the carrying amounts of any of the assets may not be recoverable.
Because the lifespans of the oil and gas properties are measured in decades, the future cash flows of these assets are predominantly based on long-term oil and natural gas commodity prices, industry margins, and development and production costs. Significant reductions in management’s view of oil or natural gas commodity prices or margin ranges, especially the longer-term prices and margins, and changes in the development plans, including decisions to defer, reduce, or eliminate planned capital spending, can be an indicator of potential impairment. Other events or changes in circumstances, can be indicators of potential impairment as well.

In general, temporarily low prices or margins are not viewed as an indication of impairment. Management believes that prices over the long term must be sufficient to generate investments in energy supply to meet global demand. Although prices will occasionally drop significantly, industry prices over the long term will continue to be driven by market supply and demand fundamentals. On the supply side, industry production from mature fields is declining. This is being offset by investments to generate production from new discoveries, field developments and technology, and efficiency advancements. OPEC investment activities and production policies also have an impact on world oil supplies. The demand side is largely a function of general economic activities, alternative energy sources and levels of prosperity. During the lifespan of its major assets, management expects that oil and gas prices and industry margins will experience significant volatility, and consequently these assets will experience periods of higher earnings and periods of lower earnings. In assessing whether events or changes in circumstances indicate the carrying value of an asset may not be recoverable, management considers recent periods of operating losses in the context of its longer-term view of prices and margins.
Cash Flow Assessment.
If events or changes in circumstances indicate that the carrying value of an asset may not be recoverable, management estimates the future undiscounted cash flows of the affected properties to judge the recoverability of carrying amounts. In performing this assessment, assets are grouped at the lowest level for which there are identifiable cash flows that are largely independent of the cash flows of other groups of assets. Cash flows used in recoverability assessments are based on assumptions which are developed by management and are consistent with the criteria management uses to evaluate investment opportunities. These evaluations make use of assumptions of future capital allocations, crude oil and natural gas commodity prices including price differentials, refining and chemical margins, volumes, and development and operating costs. Volumes are based on projected field and facility production profiles, throughput, or sales. Management’s estimate of upstream production volumes used for projected cash flows makes use of proved reserve quantities and may include risk-adjusted unproved reserve quantities.
Fair value of Impaired Assets.
An asset group is impaired if its estimated undiscounted cash flows are less than the asset group’s carrying value. Impairments are measured by the amount by which the carrying value exceeds fair value. The assessment of fair value is based upon the views of a likely market participant. The principal parameters used to establish fair value include estimates of acreage values and flowing production metrics from comparable market transactions, market-based estimates of historical cash flow multiples, and discounted cash flows. Inputs and assumptions used in discounted cash flow models include estimates of future production volumes, throughput and product sales volumes, commodity prices which are consistent with the average of third-party industry experts and government agencies, refining and chemical margins, drilling and development costs, operating costs and discount rates which are reflective of the characteristics of the asset group. Impairments incurred are Level 3 fair value measurements.
As discussed in
Note 1 — Organization, Business Operations, and Going Concern
above, on November 1, 2022, the
Sable-EM
Purchase Agreement was executed to sell SYU for consideration consisting of a seller financed note payable of approximately $606.3 million and cash of $18.8 million before purchase price adjustments. Accordingly, during the year ended December 31, 2022, the SYU assets were written down by the Predecessor to their estimated fair value resulting in an impairment of approximately $1.4 billion. There were no impairments recognized during the periods February 14, 2024 through June 30, 2024 (Successor), January 1, 2024 through February 13, 2024 (Predecessor), or the three and six months ended June 30, 2023 (Predecessor).

Materials and supplies	Materials and supplies Materials and supplies are valued at the lower of cost or net realizable value.
Accounts Payable and Accrued Liabilities
Accounts Payable and Accrued Liabilities
Accounts payable and accrued liabilities include obligations incurred in the ordinary operation of the business for services performed and products received, including capital expenditures that are capitalized as oil and gas properties. Accounts payable and accrued liabilities consisted of the following as of:

	Successor	Predecessor
(in thousands)	June 30, 2024	December 31, 2023
Accounts payable	$4,760	$3,235
Accrued expenses	17,796	2,149
Legal settlement payable	35,095	—

Total accounts payable and accrued liabilities	$57,651	$5,384

Asset Retirement Obligation ("ARO")
Asset Retirement Obligations (“ARO”)
The Company’s asset retirement obligations primarily relate to the future plugging and abandonment of oil and gas properties and related facilities. The Company uses assumptions and judgments to estimate the respective future plugging and abandonment costs, technical assessments of the assets and their ultimate productive life (timing of settlements), a risk-adjusted discount rate and an inflation factor in order to determine the current present value of this obligation. To the extent future revisions to these assumptions impact the present value of the existing asset retirement obligation liability, a corresponding adjustment is made to the oil and natural gas property balance.
The fair values of these obligations are recorded as liabilities on a discounted basis, which is typically at the time the assets are installed. Asset retirement obligations incurred in the current period are Level 3 fair value measurements. The costs associated with these liabilities are capitalized as part of the related assets and depreciated as the reserves are produced. Over time, the liabilities are accreted for the change in their present value. Refer to
Note 4 — Asset Retirement Obligations
for additional disclosures.

Derivative Warrant Liabilities
Derivative Warrant Liabilities
The Company does not currently use derivative instruments to hedge exposures to cash flow, market, or foreign currency risks. The Company evaluates all of its financial instruments, including issued stock purchase warrants, to determine if such instruments are derivatives or contain features that qualify as embedded derivatives, pursuant to ASC 480 and ASC Topic 815, “Derivatives and Hedging” (“ASC 815”). The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is re-assessed
at the end of each reporting period.
The Company accounts for its warrants as derivative warrant liabilities in accordance with ASC
815-40.
Accordingly, the Company recognizes the warrant instruments as liabilities at fair value and adjusts the instruments to fair value at each reporting period. The liabilities are subject to re-measurement
at each balance sheet date until exercised, and any change in fair value is recognized in the Company’s unaudited condensed consolidated statements of operations (Refer to
Note 11 — Fair Value Measurements
for additional details).

Income Taxes
Income Taxes
The Company accounts for income taxes under ASC 740, “Income Taxes” (“ASC 740”). ASC 740 requires the recognition of deferred tax assets and liabilities for both the expected impact of differences between the financial statements and tax basis of assets and liabilities and for the expected future tax benefit to be derived from tax loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that included the enactment date. ASC 740 additionally requires a valuation allowance to be established when it is more likely than not that all or a portion of deferred tax assets will not be realized.

ASC 740 also requires that an annual effective tax rate be determined and that such annual effective rate be applied to year-to-date
income in interim periods. Using provisions of ASC 740 that allow certain tax items to be recorded in the interim period in which these items are reported, the Company’s effective tax rate was negative 5.7% and negative 3.2% for the Successor period February 14, 2024 through June 30, 2024 and the three months ended June 30, 2024, respectively. The effective tax rates differ from the statutory tax rate of 21% for the Successor periods ended June 30, 2024, due primarily to changes in the valuation allowance on the deferred tax assets and disallowed expenses.
Deferred income taxes arise from temporary differences between the tax basis of assets and liabilities and their reported amounts in the financial statements, which will result in taxable or deductible amounts in the future. In evaluating our ability to recover our deferred tax assets, we consider all available positive and negative evidence, including scheduled reversals of deferred tax liabilities, projected future taxable income, tax-planning
strategies, and results of recent operations. In projecting future taxable income, we begin with historical results and incorporate assumptions about the amount of future federal and state pretax operating income adjusted for items that do not have tax consequences. Based on our ongoing assessment of all available evidence, both positive and negative, we concluded that it was more likely than not that our U.S. deferred tax assets in excess of deferred tax liabilities would not be realized. Also, in scheduling the reversals of our existing timing differences for the Successor period, we concluded that certain deferred tax liabilities in future periods do not have deferred tax assets available to offset, which is primarily due to our net operating losses being limited to 80% of taxable income on an annual basis. Therefore, a further valuation allowance of our deferred tax assets in excess of our liabilities is necessary and results in deferred tax expense for the Successor period. Our judgment regarding the likelihood of realization of these deferred tax assets could change in future periods, which could result in a material impact to our income tax provision in the period of change.

Parent Net Investment (Predecessor)
Parent Net Investment (Predecessor)
Parent net investment reflects the financial reporting basis of SYU’s assets and liabilities and changes due to capital contributions and losses. All cash activity of SYU for the periods presented were concentrated in accounts retained by EM. Accordingly, net cash activity attributable to SYU is reflected in contributions from parent in the accompanying unaudited condensed consolidated financial statements in the Predecessor periods.

Net Loss Per Share of Common Stock
Net Loss Per Share of Common Stock
The Company complies with accounting and disclosure requirements of FASB ASC Topic 260, “Earnings Per Share.” Net loss per share of Common Stock is computed by dividing net loss by the weighted average number of shares of Common Stock outstanding for the period.
The following table reflects the calculation of basic and diluted net loss per share of Common Stock.

	Successor	Predecessor	Successor	Predecessor
(dollars in thousands, except per share amounts)	Three Months Ended June 30, 2024	Three Months Ended June 30, 2023	February 14, 2024—June 30, 2024	January 1, 2024— February 13, 2024	Six Months Ended June 30, 2023
Net loss	$(165,436)	$(22,308)	$(345,541)	$(11,789)	$(45,501)

Weighted average shares outstanding—Basic and diluted	60,166,269	n/a	60,166,269	n/a	n/a

Net loss per share—Basic and diluted	$(2.75)	n/a	$(5.74)	n/a	n/a

Restricted shares outstanding are anti-dilutive due to the Company’s net loss position and therefore have not been included in the weighted average shares calculation for the three months ended June 30, 2024 and the period from February 14, 2024—June 30, 2024.

Recent Accounting Standards
Recent Accounting Standards
In November 2023, the FASB issued ASU
No. 2023-07,
Segment Reporting (Topic 280). This guidance requires a public entity, including entities with a single reportable segment, to disclose significant segment expenses and other segment items on an annual and interim basis and provide in interim periods all disclosures about a reportable segment’s profit or loss and assets that are currently required annually. The Company plans to adopt this guidance and conform with the applicable disclosures retrospectively when it becomes mandatorily effective for our annual report for the year ending December 31, 2024. The Company is currently reviewing what impact, if any, adoption will have on the Company’s financial position, results of operations or cash flows.
In December 2023, the FASB issued ASU
2023-09,
Income Taxes (Topic 740)—Improvements to Income Tax Disclosures. The FASB issued this ASU to enhance the transparency and decision usefulness of income tax disclosures. The amendments in this ASU address investor requests for more transparency about income tax information through improvements to income tax disclosures primarily related to the rate reconciliation and income taxes paid information. The amendments in this ASU are effective for annual periods beginning after December 15, 2024. Early adoption is permitted. The Company is currently reviewing what impact, if any, adoption will have on the Company’s financial position, results of operations or cash flows.
The Company’s management does not believe that any other recently issued, but not yet effective, accounting standards if currently adopted would have a material effect on the accompanying financial statements.

Flame Acquisition Corp [Member]
Significant Accounting Policies [Line Items]
Basis of Presentation
Basis of Presentation
The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) for annual financial information and in accordance with the instructions to Form
10-K and
Article 8 of
Regulation S-X of
the U.S. Securities and Exchange Commission (“SEC”).

Emerging Growth Company Status
Emerging Growth Company Status
The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act of 1933, as amended, (the “Securities Act”), as modified by the Jumpstart our Business Startups Act of 2012, (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and stockholder approval of any golden parachute payments not previously approved.
Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging
growth companies, but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Use of Estimates
Use of Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period. Actual results could differ from those estimates.

Cash and Cash Equivalents / Restricted Cash
Cash and Cash Equivalents
The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents. The Company did not have any cash equivalents as of December 31, 2023 and 2022.

Concentration of Credit Risk
Concentration of Credit Risk
Financial instruments that potentially subject the Company to concentrations of credit risk consist of a cash account in a financial institution, which, at times, may exceed the Federal Depository Insurance Coverage of $250,000. At December 31, 2023 and 2022, the Company did not experience losses on this account.

Investments Held in Trust Account
Investments Held in Trust Account
At December 31, 2023 and 2022, the Trust Account had $0 and $290,718,297
held in marketable securities, respectively. At December 31, 2023, investments in the Company’s Trust Account consisted of $63,558,404 in a demand deposit account (see Note 1 for further discussion). During the year ended December 31, 2023, the Company withdrew $1,446,193 of interest income from the Trust Account to pay its tax obligations. During the year ended December 31, 2022, the Company withdrew $786,918 of interest income from the Trust Account to pay its tax obligations.
Marketable securities held in the Trust Account are classified as “Trading Securities” in accordance with ASC 320, “Investments – Debt Securities” and are reported at fair value with unrealized gains or losses included in earnings of the current period.

Common Stock Subject to Possible Redemption
Common Stock Subject to Possible Redemption
The Company accounts for its Class A common stock subject to possible redemption in accordance with the guidance in ASC Topic 480, “Distinguishing Liabilities from Equity.” Class A common stock subject to mandatory redemption (if any) are classified as a liability instrument and are measured at fair value. Conditionally redeemable common stock (including common stock that feature redemption rights that are either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control) are classified as temporary equity. At all other times, common stock are classified as stockholders’ deficit. The Company’s Class A common stock feature certain redemption rights that are considered to be outside of the Company’s control and subject to the occurrence of uncertain future events. Accordingly, as of December 31, 2023 and 2022, 6,104,682 and 28,750,000 shares of Class A common stock subject to possible redemption, representing all outstanding shares of redeemable Class A common stock on those dates, are presented at redemption value as temporary equity, outside of the stockholders’ deficit section of the Company’s balance sheets.
Under ASC
480-10-S99,
the Company has elected to recognize changes in the redemption value immediately as they occur and adjust the carrying value of the security to equal the redemption value at the end of the reporting period. This method would view the end of the reporting period as if it were also the redemption date of the security. Effective with the closing of our initial public offering, we recognized the accretion from initial book value to redemption amount, which, resulted in charges against additional paid-in
capital (to the extent available) and accumulated deficit.
The amount accreted in 2023 represents investment income accrued in the Trust Account since the date of the IPO reduced by the amounts of Delaware franchise tax and income taxes paid and payable for 2021, 2022 and 2023, net of cash withdrawn from the Trust Account to pay these obligations.
On February 23, 2023, the Company was notified by stockholders holding 20,317,255 shares of Class A common stock that they exercised their right to redeem such shares for a pro rata portion of the funds in the Trust Account. As a result, $206,121,060 (approximately $10.15 per share) was removed from the Trust Account to pay such redeeming holders on March 2, 2023.
On August 29, 2023, the Company was notified by stockholders holding 2,328,063 shares of Class A common stock that they exercised their right to redeem such shares for a pro rata portion of the funds in the Trust Account. As a result, $24,008,096 (approximately $10.31 per share) was removed from the Trust Account to pay such redeeming holders on August 31, 2023.
At December 31, 2023 and 2022, the Class A common stock reflected in the balance sheets is reconciled in the following table:

	Shares	Value
Contingently redeemable common stock at December 31, 2021	28,750,000	$287,500,000
Plus:
Remeasurement of Class A common stock subject to possible redemption	—	2,847,008

	Shares	Value
Contingently redeemable common stock at December 31, 2022	28,750,000	290,347,008
Less:
Redemptions of Class A common stock	(22,645,318)	(230,129,156)
Plus:
Remeasurement of Class A common stock subject to possible redemption	—	3,301,702

Contingently redeemable common stock at December 31, 2023	6,104,682	$63,519,554

On February 12, 2024, holders of

an additional
 150,823 shares of Class A common stock exercised their right to redeem such shares for a pro rata portion of the funds in the Trust Account. As a result, $1,572,250 (approximately $10.42 per share) was removed from the Trust Account to pay such redeeming holders.

Class A Common Stock
Class A Common Stock
On August 22, 2023, we issued an aggregate of 7,187,500 shares of Class A common
stock to the Sponsor, FL Co-Investment, Intrepid Financial Partners, our independent directors and certain of our executive officers, upon the conversion of an equal number of shares of Class B common stock (the “Class B Conversion”). The 7,187,500 shares of Class A common stock issued in connection with the Class B Conversion are subject to the same restrictions as applied to the shares of Class B common stock before the Class B Conversion, including, among other things, certain transfer restrictions, waiver of redemption rights and the obligation to vote in favor of an initial business combination, as described in the prospectus for the Initial Public Offering (“IPO”) described below (See Note 3). After the Class B Conversion, no shares of Class B common stock remained outstanding.

Fair Value of Financial Instruments
Fair Value of Financial Instruments
The fair value of the Company’s assets and liabilities, which qualify as financial instruments under the FASB ASC 820, “Fair Value Measurement” approximates the carrying amounts represented in the balance sheets.

Derivative Warrant Liabilities
Derivative Warrant Liabilities
The Company does not use derivative instruments to hedge exposures to cash flow, market, or foreign currency risks. The Company evaluates all of its financial instruments, including issued stock purchase warrants, to determine if such instruments are derivatives or contain features that qualify as embedded derivatives, pursuant to ASC 480 and ASC Topic 815, “Derivatives and Hedging” (“ASC 815”). The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is re-assessed
at the end of each reporting period.
The Company accounts for its 22,125,000 common stock warrants issued in connection with its Initial Public Offering (14,375,000) and Private Placement (7,750,000) as derivative warrant liabilities in accordance with ASC
815-40.
Accordingly, the Company recognizes the warrant instruments as liabilities at fair value and adjusts the instruments to fair value at each reporting period. The liabilities are subject to re-measurement
at each balance sheet date until exercised, and any change in fair value is recognized in the Company’s statements of operations. The fair value of warrants issued by the Company in connection with the Initial Public Offering and Private Placement had been estimated using Monte-Carlo simulations at the initial measurement date. However, for each subsequent measurement, beginning on April 19, 2021, the public warrants were measured at the Observable Quoted Price in Active Markets and the private warrants were measured using the Modified Black-Scholes Option Pricing Model.

Convertible Promissory Notes—Related Party
Convertible Promissory Notes—Related Party
The Company accounts for the convertible promissory notes under ASC 815. The Company has made the election under ASC
815-15-25
to account for the notes under the fair value option. Using the fair value option, the convertible promissory notes are required to be recorded at their initial fair value on the date of issuance, and each balance sheet date thereafter. Differences between the face value of the note and fair value at issuance are recognized as either an expense in the statement of operations (if issued at a premium) or as a capital contribution (if issued at a discount). Changes in the estimated fair value of the notes are recognized as non-cash
gains or losses in the statements of operations.

Income Taxes
Income Taxes
The Company accounts for income taxes under ASC 740, “Income Taxes” (“ASC 740”). ASC 740 requires the recognition of deferred tax assets and liabilities for both the expected impact of differences between the financial statements and tax basis of assets and liabilities and for the expected future tax benefit to be derived from tax loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that included the enactment date. ASC 740 additionally requires a valuation allowance to be established when it is more likely than not that all or a portion of deferred tax assets will not be realized.
ASC 740 also clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements and prescribes a recognition threshold and measurement process for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more-likely-than-not
to be sustained upon examination by taxing authorities. ASC 740 also provides guidance on derecognition, classification, interest and penalties, accounting in annual period, disclosure and transition.
The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. There were no unrecognized tax benefits as of December 31, 2023 and 2022. The Company accrued for and paid interest and penalties of $29,072 and $0 for the periods ended December 31, 2023 and 2022, respectively. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its positio
n.
The Company has identified the United States as its only “major” tax jurisdiction.
The Company may be subject to potential examination by federal and state taxing authorities in the areas of income taxes. These potential examinations may include questioning the timing and amount of deductions, the nexus of income among various tax jurisdictions and compliance with federal and state tax laws. The Company’s management does not expect that the total amount of unrecognized tax benefits will materially change over the next twelve months.

Net Loss Per Share of Common Stock
Net Loss Per Share of Common Stock
The Company complies with accounting and disclosure requirements of Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 260, “Earnings Per Share.” Net loss per share of common stock is computed by dividing net income by the weighted average number of shares of common stock outstanding for the period. Subsequent remeasurement of the redeemable Class A common stock is excluded from income per share of common stock as the redemption value approximates fair value. Net loss per share of common stock is computed by dividing the pro rata net loss between the shares of Class A common stock and the shares of Class B common stock by the weighted average number of shares of common stock outstanding for each of the periods. The calculation of diluted loss per share does not cons ider
the effect of the warrants issued in connection with the IPO, as well as warrants issuable upon the exercise of the conversion option on outstanding working capital loans, since the exercise of the warrants is contingent upon the occurrence of future events and the inclusion of such warrants would be anti-dilutive. The warrants are exercisable for 25,431,370 and 23,625,000 shares of Class A common stock in the aggregate as of December 31, 2023 and 2022, respectively.
The following table reflects the calculation of basic and diluted net loss per share of common stock (in dollars, except share amounts):

	For the Years Ended December 31,
	2023	2022
Common stock subject to possible redemption
Numerator:
Net loss allocable to Class A common stock subject to possible redemption	$(19,371,838)	$(2,072,758)

	For the Years Ended December 31,
	2023	2022
Denominator:
Weighted Average Redeemable Class A common stock, Basic and Diluted	10,870,337	28,750,000
Basic and Diluted net loss per share, Redeemable Class A common stock	$(1.78)	$(0.07)
Non-Redeemable Ordinary shares
Numerator:
Net loss allocable to Non-Redeemable common stock not subject to redemption	$(12,808,719)	$(518,190)
Denominator:
Weighted Average Non-Redeemable common stock, Basic and Diluted	7,187,500	7,187,500
Basic and diluted net loss per share	$(1.78)	$(0.07)

Recent Accounting Standards
Recent Accounting Standards
In August 2020, the FASB issued
ASU 2020-06, “Debt-Debt
with Conversion and Other Options
(Subtopic 470-20)
and Derivatives and Hedging-Contracts in Entity’s Own Equity
(Subtopic 815-40):
Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity”
(“ASU 2020-06”),
which simplifies accounting for convertible instruments by removing major separation models required under current GAAP. The ASU also removes certain settlement conditions that are required for equity-linked contracts to qualify for scope exception, and it simplifies the diluted earnings per share calculation in certain areas.
ASU 2020-06
is effective no later than January 1, 2024 and should be applied on a full or modified retrospective basis, with early adoption permitted beginning on January 1, 2021. The Company is currently reviewing what impact, if any, adoption will have on the Company’s financial position, results of operations or cash flows.
In December 2023, the FASB issued ASU 2023-09,
Income Taxes (Topic 740) - Improvements to Income Tax Disclosures
. The FASB issued this ASU to enhance the transparency and decision usefulness of income tax disclosures. The amendments in this ASU address investor requests for more transparency about income tax information through improvements to income tax disclosures primarily related to the rate reconciliation and income taxes paid information. The amendments in this ASU are effective for annual periods beginning after Dec emb
er 15, 2024. Early adoption is permitted. The Company is currently reviewing what impact, if any, adoption will have on the Company’s financial position, r esult
s of operations or cash flows.

The Company’s management does not believe that any other recently issued, but not yet effective, accounting
standards if currently adopted would have a material effect on the accompanying financial statements.